Non-Controlling Interests - Summarized Statement of Financial Position (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 461,840	$ 406,914
Current liabilities	90,557	103,147
Nova [Member]
Disclosure of subsidiaries [line items]
Current assets	0	36,734
Current liabilities	0	29,690
Current net assets	0	7,044
Non-current assets	0	87,665
Non-current liabilities	0	43,564
Non-current net assets	0	44,101
Net assets and liabilities	$ 0	$ 51,145